LEASES (Tables)	3 Months Ended
Mar. 31, 2024
Lease [Abstract]
Summary of Carrying Amounts of The Right-of-use Assets and Movements
The carrying amounts of the Company’s right-of-use assets and the movements for the three months ended March 31, 2024 are as follows:

2024
US$’000 (Unaudited)

Right-of-use assets at January 1, 2024	80,502
Additions	2,824
Exchange realignment	(1,106)
Depreciation of right-of-use assets	(2,041)
Right-of-use assets at March 31, 2024	80,179

Summary of Lease Liabilities Measured at Present Value of Lease Payments to be Made Over Lease Term	The balance of the Company’s lease liabilities and the movements for the three months ended March 31, 2024 are as follows:

2024
US$’000 (Unaudited)
Carrying amount at January 1, 2024	47,344
Additions	2,828
Accretion of interest recognized during the period	416
Payments	(1,172)
Exchange realignment	(1,126)
Carrying amount at March 31, 2024	48,290
Analyzed into:
Current portion	3,116
Non-current portion	45,174
Total	48,290